S000004320 [Member] Investment Strategy - iShares U.S. Consumer Discretionary ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the consumer discretionary sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Index Provider classifies the Consumer Discretionary industry as including companies whose businesses tend to be the most sensitive to economic cycles and whose customers' purchasing habits are considered cyclical in nature. The Consumer Discretionary industry includes companies that manufacture and distribute household durable goods, apparel, home electronic devices, leisure equipment, and automotive and related parts. The services segment of Consumer Discretionary includes hotels, restaurants, retail/e-retail, passenger transportation, other leisure facilities and media companies that engage in entertainment content creation and traditional advertisement.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate on a future date. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the consumer discretionary industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.